RECEIVABLES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Calmare device sales receivable, net of allowance of $209,533 at September 30, 2015 and December 31, 2014
Royalties, net of allowance of $101,154 at September 30, 2015 and December 31, 2014
Other, net of allowance of $6,972 at September 30, 2015 and December 31, 2014	$ 2,502	$ 2,319
Total	2,502	2,319
Calmare device sales receivable,allowance	209,533	209,533
Royalties,allowance	101,154	101,154
Other,allowance	$ 6,972	$ 6,972